Inventories	12 Months Ended
Mar. 31, 2020
Classes Of Inventories [Abstract]
Inventories
6.	Inventories:

	March 31,	March 31,
	2020	2019

Raw materials	$5,065,731	$3,410,613
Work in progress	2,790,815	281,027
Finished goods	553,828	635,914
Supplies and spare parts	682,164	710,607
	$9,092,538	$5,038,161

Cost of sales for the year ended March 31, 2020 was comprised of inventory costs of $28,038,207 (2019 - $15,418,032), other costs of $1,296,101 (2019 - $1,409,562) and impairment loss on inventories of $2,081,943 (2019 - nil).